Intangible assets excluding goodwill - Estimated amortization expense for other intangible assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets excluding goodwill [Line items]
Depreciation and amortization	[1]	€ 1,025	€ 976	€ 972
Intangible assets excluding goodwill		3,322	€ 3,552	€ 3,693
2018 [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill		252
2019 [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill		243
2020 [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill		218
2021 [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill		192
2022 [Member]
Intangible assets excluding goodwill [Line items]
Intangible assets excluding goodwill		€ 185

[1]	Includes impairments.